Reserves for unpaid losses and loss adjustment expenses - Average Annual Percentage Payout of Incurred Losses and Allocated LAE by Age, Net of Reinsurance (Details)	Dec. 31, 2020
Other Property
Average annual percentage payout of incurred losses and allocated LAE by age, net of reinsurance
Year 1	16.40%
Year 2	41.20%
Year 3	20.10%
Year 4	8.50%
Year 5	3.30%
Year 6	1.80%
Year 7	0.90%
Year 8	1.10%
Year 9	0.40%
Year 10	0.20%
Property Catastrophe Excess Reinsurance
Average annual percentage payout of incurred losses and allocated LAE by age, net of reinsurance
Year 1	8.00%
Year 2	49.00%
Year 3	19.50%
Year 4	12.30%
Year 5	2.30%
Year 6	1.90%
Year 7	1.10%
Year 8	1.10%
Year 9	0.40%
Year 10	0.00%
Agriculture Reinsurance
Average annual percentage payout of incurred losses and allocated LAE by age, net of reinsurance
Year 1	23.70%
Year 2	67.30%
Year 3	5.80%
Year 4	0.60%
Year 5	1.10%
Year 6	0.10%
Year 7	0.10%
Year 8	0.00%
Year 9	0.00%
Year 10	0.00%
Global Accident & Health
Average annual percentage payout of incurred losses and allocated LAE by age, net of reinsurance
Year 1	43.60%
Year 2	43.20%
Year 3	8.90%
Year 4	1.20%
Year 5	0.30%
Year 6	0.10%
Year 7	0.00%
Year 8	0.00%
Year 9	0.10%
Year 10	0.00%
Aviation & Space
Average annual percentage payout of incurred losses and allocated LAE by age, net of reinsurance
Year 1	23.80%
Year 2	27.40%
Year 3	16.60%
Year 4	8.80%
Year 5	6.20%
Year 6	2.70%
Year 7	3.10%
Year 8	(0.40%)
Year 9	2.10%
Year 10	0.20%
Trade Credit
Average annual percentage payout of incurred losses and allocated LAE by age, net of reinsurance
Year 1	33.70%
Year 2	35.60%
Year 3	17.10%
Year 4	4.40%
Year 5	1.80%
Year 6	0.20%
Year 7	(0.20%)
Year 8	0.00%
Year 9	(0.20%)
Year 10	(0.10%)
Environmental
Average annual percentage payout of incurred losses and allocated LAE by age, net of reinsurance
Year 1	0.90%
Year 2	18.90%
Year 3	72.10%
Year 4	0.00%
Year 5	0.00%
Year 6	0.00%
Year 7	0.00%
Year 8	0.00%
Year 9	0.00%
Year 10	0.00%
Marine & Energy
Average annual percentage payout of incurred losses and allocated LAE by age, net of reinsurance
Year 1	17.80%
Year 2	31.30%
Year 3	22.20%
Year 4	10.40%
Year 5	5.50%
Year 6	2.90%
Year 7	3.10%
Year 8	2.10%
Year 9	1.10%
Year 10	1.80%
Surety
Average annual percentage payout of incurred losses and allocated LAE by age, net of reinsurance
Year 1	0.00%
Year 2	0.00%
Year 3	0.00%
Year 4	0.00%
Year 5	0.00%
Year 6	0.00%
Year 7	0.00%
Year 8	0.00%
Year 9	0.00%
Year 10	0.00%
Contingency
Average annual percentage payout of incurred losses and allocated LAE by age, net of reinsurance
Year 1	36.80%
Year 2	36.60%
Year 3	12.30%
Year 4	3.10%
Year 5	2.10%
Year 6	(0.40%)
Year 7	0.20%
Year 8	0.30%
Year 9	0.00%
Year 10	0.40%
Casualty Reinsurance
Average annual percentage payout of incurred losses and allocated LAE by age, net of reinsurance
Year 1	5.50%
Year 2	10.80%
Year 3	14.40%
Year 4	12.70%
Year 5	6.40%
Year 6	1.90%
Year 7	4.40%
Year 8	13.30%
Year 9	5.20%
Year 10	12.80%
Workers' Compensation
Average annual percentage payout of incurred losses and allocated LAE by age, net of reinsurance
Year 1	8.80%
Year 2	32.10%
Year 3	9.70%
Year 4	0.00%
Year 5	0.00%
Year 6	0.00%
Year 7	0.00%
Year 8	0.00%
Year 9	0.00%
Year 10	0.00%
Runoff & Other
Average annual percentage payout of incurred losses and allocated LAE by age, net of reinsurance
Year 1	68.00%
Year 2	5.60%
Year 3	3.20%
Year 4	1.60%
Year 5	1.10%
Year 6	1.00%
Year 7	0.70%
Year 8	0.30%
Year 9	0.40%
Year 10	0.70%